Consolidated Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash	$ 170,405	$ 241,452
Restricted cash	20,000	20,000
Accounts receivable	18,976	19,748
Prepaid & other current assets	62,356	21,964
Total current assets	271,737	303,164
In process R&D	1,101,760	1,101,760
Goodwill, net	5,988,230	12,071,376
Investment in GMP Bio at fair value	22,653,225	22,640,519
Total assets	30,014,952	36,116,819
Current liabilities:
Accounts payable and accrued liabilities	2,437,321	2,510,864
Contingent consideration	2,625,000	2,625,000
Derivative liability on notes	423,214	198,140
Convertible and short-term debt, net of costs	8,066,957	10,091,923
Convertible debt and short-term debt - related party, net of costs	2,608,356	1,165,048
Total current liabilities	16,504,947	16,923,407
Convertible long-term debt, net of costs	1,898,468
Total Liabilities	18,403,415	16,923,407
Commitments and contingencies (Note 13)
Stockholders’ equity:
Common stock, $.01 par value; 750,000,000 shares authorized; 399,184,128 and 391,846,880 issued and outstanding, respectively	3,991,839	3,918,469
Additional paid-in capital	41,655,026	41,416,632
Accumulated deficit	(33,516,736)	(25,926,069)
Total Oncotelic Therapeutics, Inc. stockholders’ equity	12,130,129	19,409,032
Non-controlling interests	(518,592)	(215,620)
Total stockholders’ equity	11,611,537	19,193,412
Total liabilities and stockholders’ equity	30,014,952	36,116,819
Related Party [Member]
Current liabilities:
Accounts payable - related party	$ 344,099	$ 332,432